GOODWILL AND OTHER INTANGIBLE ASSETS - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND OTHER INTANGIBLE ASSETS
Amortization expense	$ 2,157	$ 2,186	$ 8,575	$ 9,238
Amortization expense included in cost of goods sold	$ 50	$ 198	$ 666	$ 1,342